Exhibit 99.17

Client Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Compensating Factors Merged
301025961	3f36da63-96fc-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing Rate Lock Agreement. Additional conditions may apply.	12/14/2018: Rate Lock	12/14/2018: Audit reviewed Rate Lock Confirmation, and has determined that documentation submitted is deemed acceptable. Condition cleared.
301025961	1303a5ad-59be-48f4-8a6e-a89c1a14b33d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
															12/14/2018: XXXXXX	12/14/2018: Audit reviewed report, as well as re-analyzed CD fees, and has determined that documentation submitted is deemed acceptable. Loan is not under disclosed. Condition cleared.
301025961	03ca10d0-7200-4743-8eab-7ddb6748944e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301025961	02d58b06-97fc-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300922083	b46a09b0-f5f3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing appraisal	Missing 2nd appraisal as required by guideline.	12/05/2018: CDA Report
12/05/2018: Audit re-analyzed the Lender Guidelines, and has determined that per guides: Loan amounts = $ X,XXX,XXX require one full appraisal and Loan amounts > $X,XXX,XXX require two full appraisals. Therefore, only one (1) Appraisal was required based on subject loan amount, and was provided within the original loan file. Condition rescinded.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 78.43% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months, credit report verifiys 40 months 0x30

300922083	8cb89ed6-e5f3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $X,XXX,XXX which leaves a shortage of hazard insurance coverage for $X,XXX,XXX . A cost estimator from the insurer was not provided. Monthly payment can increase changing the DTI.
12/05/2018: Replacement Cost Estimator
12/05/2018: Audit reviewed the documentation submitted, the cost estimator does confirm the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 78.43% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months, credit report verifiys 40 months 0x30

300922083	54b3217e-14f4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Town/School Tax in section F of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 78.43% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months, credit report verifiys 40 months 0x30

300923510	2d2afda1-53dc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300923510	30ce7da8-ba57-41d6-9c2b-645205949fce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300923510	0a320481-54dc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/05/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300999001	ec4318be-52fa-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #1 on the final application not provided.	12/13/2018: Final Signed Loan Application
12/13/2018: Audit re-analyzed the loan file, as well as the REO Mortgage Statement (p620), and has determined that sufficient evidence (via Fraud Report p503) documents the annual tax amount and HOA fees. Mortgage Statement activity does reflect tax payment, calculations confirm that the excess monthly escrow amount would be attributed to insurance. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 781 Years in Field Borrower has 15 years in Field Full Documentation Full documentation
300999001	f5c70f7b-71f9-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																Finding is deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 781 Years in Field Borrower has 15 years in Field Full Documentation Full documentation
300999001	e2ca1555-9260-466a-9953-e3888facf00b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure - Missing Doc Not Provided.	12/13/2018: Consent Event Log and E-Consent Form
12/13/2018: Audit reviewed E-Consent, and has determined that said document was submitted along with the "Event Log" as evidence of consent. Documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 781 Years in Field Borrower has 15 years in Field Full Documentation Full documentation
300999001	01213caf-71f9-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 781 Years in Field Borrower has 15 years in Field Full Documentation Full documentation
300923405	8055ad13-11de-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/02/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300786051	dd43c769-ee64-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for borrower.
06/11/2018:  A VVOE is required to be obtained within 30 days of the Note date on XXXXXXXX HB loans. This loan closed on XX/XX/XXXX and the VVOE was completed on XX/XX/XXXX. Please rescind this condition.

06/18/2018: Audit acknowledges the client approved guideline exception for VVOE outside of guidelines. Loan will be rated a B.06/11/2018:  Audit reviewed Lender’s rebuttal and AUS findings.  Per AUS, item #15, employment must be verified within 10 business days prior to the note date.  Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.79% Reserves are higher than guideline minimum UW Guides require 0 month reserves, loan qualified with 23.8 months reserves FICO is higher than guideline minimum Loan qualified with FICO of 783

300786051	9c3cf5d7-1465-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure were paid to the service provider as reimbursed and may be reimbursed if paid by the lender FBO. Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.79% Reserves are higher than guideline minimum UW Guides require 0 month reserves, loan qualified with 23.8 months reserves FICO is higher than guideline minimum Loan qualified with FICO of 783

300786051	b53e4575-d464-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file		06/06/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.79% Reserves are higher than guideline minimum UW Guides require 0 month reserves, loan qualified with 23.8 months reserves FICO is higher than guideline minimum Loan qualified with FICO of 783

300850534	0ffeb094-3f7b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	General Credit Exception	Missing documented evidence of net equity form sale of departure residence in liquid asset account as per AUs Line item #19 requirement.	8/01/2018: Please rescind this condition the net proceeds from the sale of REO were not being used in the transaction.
08/03/2018:  Upon further review, due to the timing of the transactions the borrower satisfied asset requirements prior to the disbursement of the REO sale.  Condition cleared.08/02/2018:  Pending further review

Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #20 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.02%

300850534	9a1eba4f-3f7b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing documented source of funds for earnest money deposit as per AUS Live item #20 Requirement.	08/06/2018: Please rescind and see word document for explanation.
08/06/2018: Audit reviewed the Lender Rebuttal, and has determined that the borrower has sufficient funds without sourcing the earnest money deposit (EMD). Minimum contributions were verified without the use of EMD. Condition cleared.

Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #20 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.02%

300850534	f108df26-3f7b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation	Missing business asset liquidity analysis for use of business towards closing cost as per the Selling Guide	08/06/2018: Please clear condition and see word document and income worksheet showing business passes.
08/06/2018: Audit reviewed the Lender Rebuttal, and has determined that the lender did perform a business cash flow analysis to confirm that the withdrawal of funds for this transaction will not have a negative impact on the business. In order to assess the impact, the lender may require a level of documentation greater than what is required to evaluate the borrower’s business income (for example, several months of recent business asset statements in order to see cash flow needs and trends over time, or a current balance sheet). Current Balance Sheet was provided within the loan file. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #20 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.02%

300850534	b6e27f7f-bfd1-4f19-8b8e-f316c642071d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final CD reflects Title-Attorney Fee in Section B; The fee should be reflected in Section C as a borrower shopped Title fee.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #20 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.02%

300850534	f5d01f04-3f7b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file; CDA in file provided by the lender		06/29/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #20 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.02%

300856757	19e59a42-56a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing W-2	Lender's guidelines require 2 years' W-2. Two years' W-2 not provide. The XXXX W-2 was not provided.	08/24/2018: Please rescind. VOEs and One year W2 can be used.	08/24/2018: Invalid Finding. The WVOE’s in file cover more than a 2 year period so a W2 is not required
CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.51% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 54.8 months reserves Years on Job Borrower has 20.08 years on job

300856757	e4c19d15-0173-42b5-8b31-645bbba1bd36	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
08/24/2018: Please see attachments. The high lighted area on the Lock confirmation shows why the lender credit was decreased.
08/29/2018: The lock agreement shows the rate was extended the date of closing which decreased the lender credit.  Exception rescinded.08/24/2018: Invalid Finding. The lock agreement shows the rate was extended the date of closing which decreased the lender credit

CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.51% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 54.8 months reserves Years on Job Borrower has 20.08 years on job

300856757	0e727584-59a5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/24/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.51% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 54.8 months reserves Years on Job Borrower has 20.08 years on job

300863673	a91d4a73-0e9c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Lease agreement	Missing Lease/rental agreement for REO (departure property)	09/07/2018: Please see lease and clear.
09/07/2018: Audit reviewed the Lease for departure residence, and has determined that said document was executed/dated by all parties and is good for an entire year. Documentation submitted is deemed acceptable. Condition cleared.

Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 37 months reserves Years Self Employed Borrower S/E- 6 years  per XX State License No Mortgage Lates AUS requires 0 x 30 days late in the most recent 24 months; credit report verifies 64 months payment history with no late payments reported

300863673	2d18dc8c-0e9c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.		08/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 37 months reserves Years Self Employed Borrower S/E- 6 years  per XX State License No Mortgage Lates AUS requires 0 x 30 days late in the most recent 24 months; credit report verifies 64 months payment history with no late payments reported

300855997	794e0b19-26dd-41b2-8e74-a8cbb888cf22	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $XXX.XX on the final CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
08/14/2018: The approved COC for the rate change on XX/XX reduced lender credit by $XXX.XX. Please rescind the condition.
08/14/2018: Audit concurs with the Lender Rebuttal, and has determined that the COC, Lock Confirmation and final CD all reflect the rate change due to borrower's request. Re-disclosed within 3 business days. Condition rescinded.

300996448	0d51d870-d4e9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental properties A and B located on XXXX Schedule E part I. Per appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.

12/07/2018: Attached please find the extensions for the leases. Please clear this condition.11/21/18 Please rescind this condition per our approved Nationwide High balance program that states: • Current lease agreement for all REOs o A current lease is defined as unexpired and covering at least 1 year ? When a lease is expired or month to month, the underwriter is required to document all payments were made in the month they were due with canceled checks from the time of lease expiration to application date (never more than 24 months) ? For example, if the lease expired XX/XX/XXXX, the underwriter needs to obtain the canceled checks for all months starting XX/XX/XXXX to the application date of XX/XX/XXXX. ? I the Leases expires on XX/XX/XXXX and the application is dated XX/XX/XXXX.

12/07/2018: Audit reviewed Lease Extension Addendums for rental properties A and B located on XXXX Schedule E part I, and has determined that documentation was dated PRIOR to consummation and is deemed acceptable. Condition cleared. 11/27/2018:  Audit reviewed Lender’s rebuttal and original loan file.  Both leases are expired.  Both properties have extensions from XX/XX/XXXX-XX/XX/XXXX reflecting the same tenant occupies the properties.  Expiration date is after the application date and prior to the note date.  Please provide lease extensions or evidence of XXXXXXX and XXXXXXXX payments from the same tenant for the same amount if tenancy is now month-to month for the loan to be classified as a Qualified Mortgage.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.45% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746

300996448	0a41102a-d3e9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 2.9		11/21/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.45% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746

300867345	5b42b357-9dab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Schedule C Business reflected on XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage. File contains Profit and Loss Statement.
															09/14/2018: Please clear and see balance sheet.	09/17/2018: Received executed XXXX Balance Sheet. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.98% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778

300867345	8e45eaab-9aab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		09/05/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.98% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778

301026598	d363404e-7c58-403b-8037-1cae82d35fb6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Right To Cancel Form	Right to Cancel form is missing from the loan file.	12/19/2018: Please see attachments12/17/2018: There is no Right to Cancel because the loan closed and funded the same day. Please rescind the condition.
2/24/2018:  Audit reviewed the following documentation: Notification of error, reopened rescission, evidence of shipment and corrected RTC was provided. The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared and will be rated a B 12/19/2018: Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment and corrected RTC was provided . Loan will be rated a Fitch B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains.12/17/2018: Audit reviewed the Lender Rebuttal, and has determined that the borrower has owned subject property for over a year and a half, therefore this is not a delayed finance or new construction, as Appraisal reflects "as is". Cash Out Refinance loans are required to have a Rescission period. Provide Right to Cancel, Notification of error, reopened rescission and evidence of shipment. Condition remains.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 14 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769

300885924	928374f1-3a23-424a-8b7a-00db4349bba9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects a Credit Report fee of $X.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects a Credit Report Fee of $XX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
10/05/2018: Agree-refund to borrower. Please see attached rev cd, lox, check and tracking. Please clear the condition
10/05/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

300887676	2628d5d1-0635-47f7-b572-c687a3e5fc7b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/15/2018: Please see attachment
10/15/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300887676	07e32d7d-f8cb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
A Post Close CD in the loan file reflects the Credit Report Fee in section B of the Closing Disclosure. Non-material per SFIG guidance, loan will be graded a B for all agencies.
300890385	1c0b483d-f7bc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/24/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300954410	8c42af62-97ff-42a6-a412-689b3093ba40	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points
11/26/2018: The discount points and underwriting fee were paid by the seller credit - see revised CD. Please see attachment
11/26/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. CD reflects fees paid by the Seller. No Points and Fees violation. Loan will be rated a B.

Disposable Income is higher than guideline minimum UW Guides require no disposable income, borrower qualified with $X,XXX.XX in disposable income. Years on Job Borrower has 22 years on job. Full Documentation Loan is full documentation

300954410	e4f58f55-f662-446a-a4b8-a67068b14058	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	HOEPA Loan Non-Compliant – Points and Fees exceed HOEPA threshold	HOEPA Points and fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX, the maximum permitted under HOEPA by $XXX.XX. Missing the HOEPA Disclosure in the Loan file. The loan has a late charge greater than 4%	11/26/2018: The discount points and underwriting fee were paid by the seller credit - see revised CD. Please see attachment
11/26/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. CD reflects fees paid by the Seller. No Points and Fees violation. Loan will be rated a B.

Disposable Income is higher than guideline minimum UW Guides require no disposable income, borrower qualified with $X,XXX.XX in disposable income. Years on Job Borrower has 22 years on job. Full Documentation Loan is full documentation

300922741	46681ef1-03c9-4318-a070-c0eed7d09708	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points

10/19/2018:  Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.20 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.70% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796

300922741	ee4df1d1-6882-4009-87f6-c813ca9c6781	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.		10/19/2018: Received initial closing disclosure and evidence acknowledged. Timing requirement met. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.20 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.70% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796

300922741	88300b51-97d0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
An Appraisal Report fee was not reflected in section B of the Closing Disclosure despite evidence of an appraisal in the file.  The Appraisal Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.20 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.70% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796

300914966	b6f9efcb-7fcd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/22/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300992803	a104f715-cfe2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file with a collateral risk score of 4.5.		11/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300935564	1f33c843-12f4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX  Balance Sheet for Schedule C Business on XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage. Balance Sheet in file is missing effective dates.  Additional conditions may apply.

12/11/2018: Attached please find the balance sheet with the effective date.XX/XX; Please rescind this condition. The Profit and loss and Balance sheet for Sch C business; XXXXX XXXXXXXXX XXXXXX was sent in the initial upload;

12/11/2018: Audit reviewed the Balance Sheet, and has determined that the documentation submitted was dated PRIOR to consummation and is deemed acceptable. Condition cleared.  12/03/2018:  Audit reviewed Lender's rebuttal and agrees a balance sheet was provided in the original loan file.  However, balance sheet in file is missing effective dates. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  35.40 months reserves Years in Field Borrower has 12 years in Field

300935564	c92d6006-a2f4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file. The tracking disclosure in file reflects the CD was sent and received on XX/XX/XXXX.	12/3/2018: Please see attachment	12/03/2018: Received initial CD. Evidence of acknowledgement in original loan file. Timing requirement met. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  35.40 months reserves Years in Field Borrower has 12 years in Field

300935564	75de3b52-a2f4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit fee in section L of the final Closing Disclosure should be in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  35.40 months reserves Years in Field Borrower has 12 years in Field

300997931	e9ddeaa4-15fe-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects loan amount of $XXX,XXX, which does not correspond with the loan amount of $XXX,XXX reflected on the note.
															12/17/2018: Attached please find the correct AUS.	12/17/2018: Audit reviewed updated AUS with corrected loan amount, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.71% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1 month reserves

300997931	2e003d3f-6ffd-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
AA Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
A Post Closing CD provided in the loan file reflects the Credit Report Fee in section B. Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.71% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1 month reserves

300997931	de998951-6ffd-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.71% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1 month reserves

300994363	ea04df8e-72f5-424c-93cd-76f11a81d299	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender  used the incorrect amount of $XX.XX for the hazard vs. the actual amount of $XXX.  (NOT IN ESCROW)  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
11/16/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.67% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Years on Job Borrower has 5 years in Field

300994363	08a95916-bae9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal Missing		11/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.67% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Years on Job Borrower has 5 years in Field

300923683	d97fd6fb-acfc-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300923683	7f9c8c48-98fc-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 3.		12/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300923418	31e1b4ea-81fc-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The initial CD dated XX/XX/XXXX and 2nd CD dated XX/XX/XXXX are missing from the loan file.  The lender's tracking disclosure reflected these were sent and consented to the borrower however; are missing from the loan file.
12/12/2018: Please see attachments
12/12/2018: Audit reviewed initial CD's, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 26.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.98%

300923418	78c5ab33-82fc-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 26.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.98%

300923418	99d6fbf2-40fa-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.CU risk Score 4		12/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 26.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.98%

300924509	3cb98cf2-baf8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The SB2 Affordable Housing Recording Fee listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300924509	419848c6-f090-4026-98c7-d853482a0c25	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	12/10/2018: Please see attached revised cd, lox tracking please clear the condition
12/10/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.

300923857	c37e9268-9fdb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Second Lien Note	Missing Second lien Note	11/02/2018: Please see attached 2nd lien note from XXX. Please clear the condition	11/02/2018: Audit reviewed executed Second Lien Note, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides required 0 months reserves, loan qualified with 3.7 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99 total months payment history with no late payments reported. Years on Job Borrower has 7 years on job per WVOE

300923857	eb924902-9fdb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/01/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides required 0 months reserves, loan qualified with 3.7 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99 total months payment history with no late payments reported. Years on Job Borrower has 7 years on job per WVOE

300928009	b6103c40-bdf8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300929096	4cbfe7b7-bce9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300929096	6bf1a2da-24e9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		11/20/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301014604	1e6fe38c-ccff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B or section J. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.63% Years in Field Borrower has 35 years in Field

301014604	05825cad-c4ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score of 5.0.		12/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.63% Years in Field Borrower has 35 years in Field

300934900	2d793ee4-422f-4e3c-b457-73ce0e737df7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX.  (IN ESCROW)  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

12/06/2018: Please see attached revised cd, lox and tracking. Please clear the condition12/03/2018: Please rescind this as the additional coverage of endorsements is not required..11/27/2018: Please rescind this condition. The amount you quoted of the higher amount includes a $XX.XX “fee” on the insurance policy that should not be included in the amount.

12/06/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.12/03/2018: Audit consulted with Management, and has determined that the "Additional Coverages/Endorsements/Exclusions" pertain to the Policy, and are included within the entire Homeowner's Policy premium. Therefore, the escrows should be based on the "Policy Premium" of $X,XXX. Condition remains.  11/28/2018: Audit re-analyzed HOI policy, and has determined that the lender only used the "basic premium" of $X,XXX instead of the “Total” annual premium amount of $X,XXX that includes the $XX fee. If fee is removed then the TOTAL premium is $X,XXX for $XXX.XX a month. The basic premium does not include the endorsements, which are written in connection with the transaction and protects against liability out of the ownership or use of the property. Condition remains.

301003895	9696cd34-f01f-410e-9fa3-275e4aa3c187	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
The final Closing Disclosure reflects the QM Points and Fees as $XX,XXX.XX vs. actual QM Points and Fees of $XX,XXX.XX. An under disclosure of $X,XXX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.

11/30/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

301003895	4fcd2c4e-d1ff-4f7c-965c-69bd098da19e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B, in the lender paid column.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301003895	e2d5a909-eaed-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal Missing.		11/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300973683	ff7e5bff-8df1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the borrower was self-employed for 1.10 years for business #1 and at least 2 yeas for business #2. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.
															11/30/2018: Please rescind this. It is not required to verify a business if there is not any income being used but a loss. Both these companies had losses.	11/30/2018: Audit reviewed the Lender Rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 47.56% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.33% Years in Field Borrower has 13.08 years with employer

300973683	208e1a63-8ef1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information: Signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed XXXX and XXXX business returns not provided.  Signed returns are required in order for loan to be classified as a Qualified Mortgage.
															12/10/2018: Attached please find the signed business returns.	12/10/2018: Audit reviewed XXXX/XXXX 1065 Returns, and has determined that documentation submitted was executed PRIOR to consummation and is deemed acceptable. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 47.56% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.33% Years in Field Borrower has 13.08 years with employer

300973683	28e0a70a-cced-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
A Post Close CD reflects the Credit Report. Loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 47.56% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.33% Years in Field Borrower has 13.08 years with employer

300973683	7ca120e7-d077-45e6-ab25-2e7af1b45f78	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		A Post Close CD reflects the License ID for the Settlement Agent. Loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 47.56% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.33% Years in Field Borrower has 13.08 years with employer

300973683	ac05aba6-cced-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Attorney Fee in section H of the final Closing Disclosure does not reflect the name of the payee. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 47.56% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.33% Years in Field Borrower has 13.08 years with employer

300973683	bc70c211-cbed-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA Report was not provided in the loan file.		11/28/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 47.56% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.33% Years in Field Borrower has 13.08 years with employer

300983465	77d88edd-32ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in Section B despite evidence of a Credit Report in the file.  The Credit Report Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Finding Deemed Non Material and will be graded a B for all agencies
300983465	063cc713-33ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/26/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300993756	0345e9a9-46ef-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		11/28/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 41.10% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 339.30 months reserves

300993814	9df8b171-95f8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The  Lender Appraisal Credit is reflected in section H of the final Closing Disclosure.   The Lender Appraisal Credit should be listed in section B of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301006705	5b22f12b-ecf7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
The Borrowers' income must be documented with pay stub reflecting year-to-date (YTD) earnings, 2 years W2 forms or personal tax returns and a VOE.  The loan file is missing the borrowers' YTD pay stub.  Additional conditions may apply.

12/13/2018: Please rescind this condition. The Borrower is paid semi monthly. The paystub provided semi monthly salary and the next Direct deposit was the exact amount12/10/2018: Paystubs for both borrowers were provided with the initial loan delivery docs. Please rescind this condition.

12/13/2018: Audit reviewed the Lender Rebuttal, and has determined that the borrower's pay stub (not in the original loan file) submitted reflects YTD earnings, therefore covers 30 days of income. Documentation is deemed acceptable, condition cleared.  12/10/2018: Audit reviewed Pay Stubs, and has determined that co-borrower pay stubs were provided in the original loan file. However, unable to locate borrower pay stubs within original loan file. Pay stub for borrower that was submitted does NOT fulfill guideline requirement, must document 30 days of income, up through and including the most current pay period at the time of application and the pay date must not be earlier than 90 days prior to the Note date. Provide an additional pay stub to complete the 30 days of income requirement. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776 Years on Job Borrower has 8.17 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.07%

301006705	c17c2eb1-edf7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The SB2 Affordable Housing Recording Fee in section E of the final Closing Disclosure is missing the name of the government entity accessing the fee. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776 Years on Job Borrower has 8.17 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.07%

301065878	feeff569-6d65-4b4e-9079-977058d35970	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower
Non-material per SFIG guidance, loan will be graded a B for all agencies
300997924	3537e5cb-2ef2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit reflected in section H of the final Closing Disclosure should be listed in Section B or Section K of the CD. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.74% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.63%

300993808	3544f514-bf03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXX vs. the final CD reflects Estimated Cash to Close of $XXX,XXX. Provided corrected CD and LOE to the borrower.		A Post Close CD reflects Estimated Cash to Close of $XXX and LOE to the borrower. The loan will be rated a B for all agencies.
300994354	af8f3b32-e8ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Lender Appraisal Credit in Section L of the Final Closing Disclosure belongs in section B. Provide re-disclosed CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300994354	6054f964-e8ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXX,XXX vs the final CD reflects Estimated Cash to Close of $XXX,XXX. Provide re-disclosed CD and letter of explanation.		A Post Close CD cured the Estimated cash to close and LOE in file. The loan will be graded a B for all agencies.
300994354	0a9ebf6d-e7ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided. CU Risk Score is 4.1		12/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301003601	f9d7c05a-a7f4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	12/10/2018: Attached please find the documentation that the condo was approved.
12/10/2018: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under FNMA guides per lender statement. Condition cleared.

Years on Job Borrower has 4 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751 Disposable Income is higher than guideline minimum UW Guides require zero dollars in  disposable income, loan qualified with $X,XXX in disposable income

301003601	f59d6d14-a8f4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception	Missing XXXXXXXX Anti Predatory Lending Disclosure.	12/12/2018: Please see attached XXXXXXXX anti Predatory Lending disclosure. Please clear the condition
12/12/2018: Audit reviewed evidence of the XXXXXXXX Anti-Predatory Lending Database Program certificate of compliance, and has determined that documentation submitted is deemed acceptable. Condition cleared.

Years on Job Borrower has 4 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751 Disposable Income is higher than guideline minimum UW Guides require zero dollars in  disposable income, loan qualified with $X,XXX in disposable income

301003601	7e638bdd-b7f4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Years on Job Borrower has 4 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751 Disposable Income is higher than guideline minimum UW Guides require zero dollars in  disposable income, loan qualified with $X,XXX in disposable income

301003601	6a80bac6-a6f4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in he loan file with a collateral risk score of 5.		12/03/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years on Job Borrower has 4 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751 Disposable Income is higher than guideline minimum UW Guides require zero dollars in  disposable income, loan qualified with $X,XXX in disposable income

301006712	06ba0aee-7af9-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit fee in section L of the final Closing Disclosure should be in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300998039	7174db7e-05f7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/06/2018: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301020316	e6a250a5-3c81-4a5e-a92e-310d7f9035fd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B, in the lender paid column.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301020316	ca2079eb-14d8-4d7c-8a6c-3c998a84beb5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	12/12/2018: please see attached	12/13/2018: Received explanation letter, air bill and post consummation closing disclosure adding license number. Condition cleared. Loan will be rated a B.
301014354	7c3e184f-56fd-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301017474	e52c6ce5-d8fe-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 53.50 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 57 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756

301017474	bb17c9c3-3bfe-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 5.		12/14/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 53.50 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 57 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756

301004666	fe8627e8-cff8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301010984	a6f3fa71-cbf4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301016651	9f1f90a0-b4f4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301011952	eef7fe23-fff8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.
12/14/2018: Attached please find the final loan application signed.XX/XX/XX Please clear this condition. The supplication signed and dated XX/X/XX / XX/X/XX has all the correct information and can be considered a final application. This was sent with the original file sent.

12/14/2018: Audit reviewed the final executed 1003, and has determined that documentation submitted is deemed acceptable. Condition cleared. 12/13/2018: Per Lender’s guidelines, dated X/X/XXXX, the final loan application signed by the borrower must include all income and debts verified, disclosed, or identified during the mortgage process.  The application provided in the original loan file is the initial application.  The income, all other monthly payments, and proposed PITIA do not match the 1008 or AUS.  Also, the departing residence is missing from the REO section. Page 12 appears to be the unsigned, final application.  Please provide signed final application.  Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 19.386% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Years on Job Borrower has30 years on job

301011952	29c1c42d-fff8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed 4506-T at application and/or closing. Executed 4506-T at application/closing not provided.		12/13/2018: Received executed 4506-T for each borrower. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 19.386% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Years on Job Borrower has30 years on job

301011952	adaf3a43-fff8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	12/17/2018: Sent request to investor to rescind;12/12/2018 Please rescind this as our guidelines do not require tax transcripts.
12/17/2018: Audit re-analyzed the income documents, as well as the Lender Rebuttal, and has determined that 2 years W2's and 2 years executed Tax Returns were provided within the loan file. Loan program does NOT require Tax Transcripts to verify income. Documentation provided is sufficient to meet program guidelines, as well as Appendix Q. Condition rescinded. 12/13/2018:  Per Lender’s guidelines, dated X/X/XXXX, a 4506-T must be processed, and tax transcripts obtained (for each year requested) to validate all income used for qualifying and tax transcripts must match documentation in the file.  Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 19.386% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Years on Job Borrower has30 years on job

301011951	91cf983c-90f3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	AUS results were not provided. Additional conditions may apply.	12/12/2018: See attached AUS	12/12/2018: Audit reviewed AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 25 months payment history with no late payments reported Years on Job Borrower has 5.42 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763

301011951	ae5740cc-90f3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 25 months payment history with no late payments reported Years on Job Borrower has 5.42 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763

301011951	e195a816-90f3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA report was not provided. Collateral Risk Score is 4.7.		11/30/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 25 months payment history with no late payments reported Years on Job Borrower has 5.42 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763

301025405	715b54e1-56fa-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
Lender guideline requires documented equity to use rental income on a departing residence. Must be evidenced by an exterior or full appraisal dated within six (6) months of subject transaction or may be evidence by the original sales price and the current unpaid principal balance. The file is missing the documented equity.
12/20/2018: Please rescind this condition; The XXXXX XXXXX report reflects the sales price from purchase. Was included in the initial upload.
12/20/2018: Audit re-analyzed the loan file, and has determined that the Fraud report documents sales price of $XXX,XXX with balance of $XXX,XXX.XX per current Credit Report. 25% of sales price is $XXX,XXX.XX, Equity in property is $XXX,XXX therefore sufficient evidence of equity has been provided for the departure residence. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.7% FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 801

301025405	4cd6bcc4-e245-446e-a9f7-d6fe4ae21e61	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Non-material per SFIG guidance.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.7% FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 801

301025405	1676226f-a3fc-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.7% FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 801

301015693	7f6d8c76-7304-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property
Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided.  Preliminary copy in file.  Additional conditions may apply.
															12/24/18 Please clear this condition based on the attached Settlement statement.	12/27/2018: Received final, executed settlement statement reflecting lien paid and netting sufficient cash to close and reserves. Condition cleared.	Full Documentation Full documentaiton Loan FICO is higher than guideline minimum Loan qualified with an 806 Fico DTI is lower than guideline maximum loan qualified with DTI of 21.29%
301015693	370593f0-a326-4e5a-82b8-d7e6f4186a88	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Full Documentation Full documentaiton Loan FICO is higher than guideline minimum Loan qualified with an 806 Fico DTI is lower than guideline maximum loan qualified with DTI of 21.29%
301015834	88256acb-4aff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Years on Job Borrower has 10 years on job Years in Primary Residence Borrower has resided in departure residence for 8 years FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of  808

301016448	baa07ba4-160e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B or section J. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301016664	157950f1-2839-47a6-a564-d92870b8c7ee	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance,  the calculated escrow payment should be $XX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															12/21/2018: Please see attached tax cert. The $XXXX.XX as the total due. Our CD is correct.	12/27/2018: Received evidence of property taxes which was provided in the original loan file. Closing disclosure is correct. Condition rescinded.
301016664	3c4d5114-beb8-4ff9-95ed-c259c65172e0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years #1 - #30 $XXXX.XX, the calculated payment amount is Years #1 - #30 $XXXX.XX. The variance is due to the actual property taxes are $XXX.XX vs Final CD of $XXX.XX. No Cure.
															12/21/2018: Please see attached tax cert. The $XXXX.XX as the total due. Our CD is correct.	12/27/2018: Received evidence of property taxes which was provided in the original loan file. Closing disclosure is correct. Condition rescinded.
301016664	8f8c94d3-623d-4653-847e-6f6cf67b5d77	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes and Insurance as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301016664	362dc5dd-0602-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B or section J. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301026127	a77ee191-cbf8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for departing residence on the final application not provided.
12/20/2018: Please clear this issue. The Mortgage statement shows the escrow is for $XXX.XX mo, Yearly $XXXXX.XX. The taxes are $XXXX.XX leaving a balance of $XXXX.XX towards insurance. The statement does not state it is for taxes only.

12/20/2018: Audit reviewed the Lender Rebuttal, as well as the REO Mortgage Statement p82, and has determined that sufficient evidence (via tax bill p88) documents the annual tax amount. Mortgage Statement activity does reflect tax payment, calculations confirm that the excess monthly escrow amount would be attributed to insurance. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  21.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.62% Years on Job Borrower has 7.5 years on job

301026127	233db499-f10b-4576-937e-22dfb8c92f72	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B, in the lender paid column.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  21.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.62% Years on Job Borrower has 7.5 years on job

301026127	d77d548a-a7f8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/06/2018: A CDA report reflecting a value $XXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  21.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.62% Years on Job Borrower has 7.5 years on job

301027686	baed3d54-5756-4071-a24e-e198f30855a1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301028657	342d06bb-3b0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B or section J. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301029869	5d1f2a05-e3ad-4cb2-b51f-fb17bc8f8257	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The SB2 Affordable Housing Recording Fee in section E of the final Closing Disclosure does not list the name of the government entity assessing the fee.  Provide corrected CD and letter of explanation to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301033136	3a3354e6-a703-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	12/24/18 Please rescind this. Tax Transcripts are not required on this program for W-2 employees.
12/27/2018:  Audit reviewed Lender's rebuttal and agrees.  This is a high balance loan.  AUS requires 4506-T, however, transcripts are not required. 4506-T signed at application and closing was provided.  Condition rescinded.

Disposable Income is higher than guideline minimum Loan qualified with $XXXXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 37.20 months reserves Years on Job Borrower has 8 years on job

301033136	517db2c9-bc03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B.  Additionally, the Seller Agent Real Estate Commission in section H of the final Closing Disclosure did not reflect the name of the payee.  Provide corrected CD and letter of explanation to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Disposable Income is higher than guideline minimum Loan qualified with $XXXXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 37.20 months reserves Years on Job Borrower has 8 years on job

301033136	ae064784-a703-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.2.	01/07/2019: CDA	01/07/2019: A CDA report reflecting a value $XXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum Loan qualified with $XXXXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 37.20 months reserves Years on Job Borrower has 8 years on job

301035761	e109c12a-3e0d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.	01/08/2019: Please see pg 153 of loan file for a CU score of 2.2. CDA not required
01/08/2019: Audit re-analyzed loan documents, and has determined that the AUS did not reflect the CU Risk Score. HOWEVER, the Submission Summary Report was located on page 153 with a Risk Score of 2.2, therefore no Appraisal review is required for subject loan program. Condition rescinded01/08/2019: This is not a high balance loan. CDA report is required. Condition remains.

301015692	d4a444b5-af6c-4a15-b22d-8380de09e7d4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301015692	ec1a3c3e-c02f-44b2-8f06-87ff9f39d973	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300923682	86aae4ed-44c9-4112-9ffe-67a28f56380e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
300923682	db9f19d2-bbde-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Origination Company Name and/or Identifier Number on application does not match NMLS result	Origination Company Identifier Number on Note does not match Identifier Number on application.	12/04/2018: please see attached copy of XXXXXXXXXX affidavit to correct the mortgage and letter of intent to record the document.11/28/2018: please see attached Note
12/04/2018: Audit reviewed Letter of intent, as well as XXXXXXXXXX Affidavit, and has determined that documentation submitted is deemed acceptable. Condition cleared. 11/28/2018: Audit reviewed corrected NMLS number on the executed Note, and has determined that documentation is deemed acceptable. HOWEVER, missing corrected Mortgage with letter of intent to re-record to correct NMLS number. Condition remains.

300923682	13710098-51bc-4ed4-bec4-b17e7e81e4f6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month.  The lender used the incorrect amount of $XXX.XX for the taxes, hazard insurance, flood insurance &HOA vs. the actual amount of XXX.XX.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300876615	b61f0cec-bcff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Business Tax Returns	Missing XXXX business returns for Business #12, #13, #14, #15 on XXXX Schedule E Part II Statement. Note: Business #15 is missing Statements for XXXX returns. Additional conditions may apply.
12/18/18 Please state specifically what you need as I do not show any more than 12 companies on XXXX and the 12th company, XXXXXX XXXXX XXXXXXX was part of the upload but here it is again. The 4 properties on the second page are a duplicate of the ones on the first page.

12/19/2018:  Audit reviewed Lender’s rebuttal and original loan file.  The borrower only has 11 businesses.  It appears business #12-15 are on statement 2 and are not additional businesses.  This statement pertains to Form 8582, not schedule E.  Business #1 (#12):  XXXX/XXXX signed returns provided. Business #5 (#13): XXXX/XXXX signed returns provided.  Business #8 (14): XXXX/XXXX signed returns provided.  Business #11 (#15):  XXXX/XXXX signed returns provided.  Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.04% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52.23%

300876615	5265863a-b3ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing LOE	There was an inquiry for both borrowers which was not explained. Note: UW utilized most recent credit report in file.
12/18//2018:  Please rescind this condition. The inquiry on XXXXXX XXXX for XXXXX/XXXX was opened and on the credit report. The two inquiries for XXXXXXX XXXX were for banking and a LOE is not required.

12/19/2018: Audit reviewed Lender’s rebuttal and original loan file.  The inquiry for borrower on the updated credit report is reflected as a new account with a date opened of XX/XXXX.  Inquiry #2 for co-borrower on the updated credit report is reflected as a new account with a date opened of XX/XXXX.  Explanation letter for inquiry #1 for co-borrower not provided.  However, this is a high balance loan.  Neither AUS nor Client overlay require an inquiry letter.  Conditions rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.04% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52.23%

300876615	7a220ce6-bcff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing K-1	Missing K-1's for Business #12, #13, #14 on XXXX Schedule E Part II Statement. If 25% or greater ownership, additional conditions will apply.
12/18/18 Please let me know the names of the businesses as I only show 12 businesses on his statement one. The other 4 on the next page are duplicates on the first page. The 12th one is XXXXXX XXXXX XXXXXXX and the K-1 was in the original upload but it was attached with the other condition.

12/19/2018:  Audit reviewed Lender’s rebuttal and original loan file.  The borrower only has 11 businesses.  It appears business #12-15 are on statement 2 and are not additional businesses.  This statement pertains to Form 8582, not schedule E.  Business #1 (#12):  XXXX/XXXX K-1’s provided. Business #5 (#13): XXXX/XXXX K-1’s provided.  Business #8 (14): XXXX/XXXX K-1’s provided.  Business #11 (#15):  XXXX/XXXX K-1’s provided.  Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.04% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52.23%

300876615	3b66902a-c2ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Cash Out Amount Exceeds Guideline Maximum	Client Overlay Exception, Client to Review - Cash out amount of $XXX.XX.XX exceeds the maximum cash out of $XXX.XX allowed by the client.	12/18/18 Please rescind this as the XXXXXXXXXX High Balance Program does not have a maximum cash out.
12/19/2018: Audit acknowledges the client approved guideline exception for Cash Out amount being outside of Client Overlay guidelines. Loan will be rated a B.12/19/2018:  Pending Client review for exception to overlay.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.04% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52.23%

300882449	f97bbdba-43b5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification
An employment verification within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for  borrowers' previous employer to show 2 years employment history with no gaps.

09/14/2018:  Please rescind. Documents in file show borrower's company was bought but borrower kept same position and pay. Pays tubs in file show no gap and docs were sent to show business was bought/merged.

09/17/2018:  Audit reviewed lender’s rebuttal, documents provided and original loan file.  Provided in original loan file:  VVOE within 30 days for current job which reflects original start date X/XX/XX and most recent start date of X/XX/XX and total time with employer 3 years, 3 months; X/XX/XXXX pay stub and XXXX W-2 reflecting employer as XXXXXXX XXXXXXXX; Articles of Incorporation and XXXXXX corporation search for XXXXXXX XXXXXXXX & XXXXXXXXX.  Articles of Conversion reflect XXXXXXX XXXXXXXX to XXXXXXXXX filed X/XX/XX.  This documentation is sufficient to verify 2 years’ employment with no gap.  Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 812 Years in Field Borrower has 13 years in Field No Mortgage Lates no mortgage lates
300882449	e41ea897-1eb5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/17/2018: Audit reviewed AUS with CU Risk Score of 2, therefore no Appraisal review is required for subject loan program. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 812 Years in Field Borrower has 13 years in Field No Mortgage Lates no mortgage lates
300876579	b64a3471-3889-4156-8c18-3408aef039d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
300876579	35205c43-5a18-48a2-ab47-c8f05d297f3d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
10/31/2018: Please see both CD'S from XX/XX.10/29/2018: Please see attachment
10/31/2018: Audit reviewed initial CD dated XX/XX/XXXX, and has determined that documentation submitted is deemed acceptable. Condition cleared. 10/29/2018: Audit reviewed the initial CD dated XX/XX/XXXX that was submitted, however the CD dated XX/XX/XXXX was not provided. All CD's provided to the borrower must be reviewed. Condition remains. 10/29/2018: Audit reviewed the Disclosure History, and has determined that said document reflects an initial CD dated XX/XX/XXXX was viewed and acknowledged at least 3 days prior to consummation. HOWEVER, loan file is MISSING that initial CD. Condition remains.

300876579	6ed86fc0-f772-472c-8445-22bc2aec4f7b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Funding occurred before RTC Expiration Date	Funding occurred before RTC Expiration Date of XX/XX/XXXX.	11/01/2018: Please see attachment
11/01/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that were provided are deemed acceptable. 11/01/2018: Audit reviewed Post Funding CD with corrected Disbursement date, however missing Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Condition remains.

300876579	65f7a885-4ed8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		10/30/2018: Appraisal Review Short Form provided in lieu of CDA reflecting a value of $XXXXXXX.XX which is a -5.0% variance. Variance within acceptable tolerance. Condition Cleared.
300924368	d5b5efed-72fd-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrowers' business B on Schedule E Part II of XXXX tax returns must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.

12/18/2018: Please rescind this condition as income from Business B was not used to qualify.12/14/2018: Please rescind this condition. The profit and loss and Balance sheet was sent in the initial upload and per investor ii is not a requirement to have the profit and loss and balance sheets signed. Please escalate to investor.

12/18/2018: Audit reviewed the Lender Rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required.  Condition rescinded.12/14/2018: Audit reviewed P&L for Business A, and has determined the finding states: that verification of the borrowers' business B on Schedule E Part II of XXXX tax returns must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Missing verification for Business B. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.03% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52.29%

300924368	19160ff5-72fd-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return.  Per Appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.  The P&L in file is not signed by the borrower and per the lender guidelines the P&L is required to executed by the borrower.

12/14/2018: Please rescind this condition. The profit and loss and Balance sheet was sent in the initial upload and per investor ii is not a requirement to have the profit and loss and balance sheets signed. Please escalate to investor.
12/18/2018: Audit acknowledges the client approved guideline exception for P&L being outside of guidelines. Loan will be rated a B.12/14/2018: Exception is pending review from client.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.03% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52.29%

300924368	53b6abaf-51fd-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	12/19/2018: CDA	12/19/2018: A CDA report reflecting a value $XXXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.03% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52.29%

301017535	3823dd61-3dfa-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section H of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300934899	952c2da7-96db-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception	Evidence of the Anti-Predatory Compliance Certificate for XX is missing.	11/01/2018: Please see attachment
11/01/2018: Audit reviewed evidence of the XXXXXXXX Anti-Predatory Lending Database Program certificate of compliance, and has determined that documentation submitted is deemed acceptable. Condition cleared.

300934899	4a9e566e-89db-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Finding Deemed Non Material and will be graded a B for all agencies
300934899	675e543e-89db-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score 4.3		11/02/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300925272	55badf3f-55f9-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300992664	278f4af1-0e6c-4c4f-afc8-3922417d1ee9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Finding deemed non-material, loan will be graded a B for all agencies
300992664	869bc649-a2ed-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 3.		11/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300994321	275eebff-13ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	The MERS Fee in Section B of the Final Closing disclosure is missing a payee. Provide corrected CD and letter of explanation to the borrower.		A Post Closing CD in the loan file reflects a payee for the MERS fee. Non-material per SFIG guidance, loan will be graded a B for all agencies.
300994321	be06f99c-13ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert in the file. The Flood cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300994321	c6a45ed3-13ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Appraisal credit should not be disclosed in Section H. A general credit would be listed in Section J of the C.D.; However, in this instance as it is a specific credit, should be listed in the Paid by Others column in Section B. Proper disclosure of credits is referenced in 1026.38(h)(3).
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300931140	5d047d45-44fa-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing W-2	Missing XXXX and XXXX W-2's for Business A on Schedule E Part II of XXXX tax return.	12/11; Please rescind this condition. The 1125E for XXXX & XXXX were provided in the initial upload.
12/12/2018:  Audit reviewed Lender’s rebuttal and original loan file.  Borrower is self-employed and the business files 1120S returns.  XXXX Form 1125-E located on page 225.  XXXX Form 1125-E located on page 203.  W-2s are not required.  Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 2.2 months reserves, loan qualified with 71.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 Years Self Employed Borrower has 20 years Self Employed

300931140	38652ef2-b844-49dc-b2a5-0fb4e40af14d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 2.2 months reserves, loan qualified with 71.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 Years Self Employed Borrower has 20 years Self Employed

300931140	4e823704-c934-47b8-9981-3ecc610ac5fc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 2.2 months reserves, loan qualified with 71.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 Years Self Employed Borrower has 20 years Self Employed

300931140	56f17f7f-5c6a-4b34-9913-4001684af353	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	12/11/2018: Please see attached revised cd and letter to borrower. Please clear the condition	12/12/2018: Received explanation letter, evidence of delivery and post consummation closing disclosure adding license number. Condition cleared. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 2.2 months reserves, loan qualified with 71.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 Years Self Employed Borrower has 20 years Self Employed

300931140	6d90cc64-42fa-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section H of the final Closing Disclosure.  The Lender Appraisal Credit should be listed in section B of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 2.2 months reserves, loan qualified with 71.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 Years Self Employed Borrower has 20 years Self Employed

300931140	58bb91fb-41fa-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		12/11/2018: CDA provided reflecting a value of $XXXXXX which is a -2.4% variance. Variance within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 2.2 months reserves, loan qualified with 71.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 Years Self Employed Borrower has 20 years Self Employed

301016663	63e2ff27-a1f8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301016663	371438e5-c4f8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301016663	92ce55fa-a0f8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		12/06/2018: A CDA report reflecting a value $XXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300932288	cba47590-d2e9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. File is missing the most two years executed S-Corp business returns. The business returns in file are not signed. Per appendix Q, signed business returns are necessary for the loan to be classified as a Qualified Mortgage.
															11/27/2018: Attached please find the signed Business returns	11/27/2018: Audit reviewed executed XXXX/XXXX 1120S Returns, and has determined that documents were dated PRIOR to consummation and are deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.86% Years in Field Borrower has 10 years in Field   Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.20 months reserves

300932288	bf91b3c8-4065-41e5-ad2e-db7226a7191c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.86% Years in Field Borrower has 10 years in Field   Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.20 months reserves

300932288	ec98a755-d1e9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XXXXXX.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXXX.XX.
Lender provided corrected post close CD dated XX/XX/XXXX. Loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.86% Years in Field Borrower has 10 years in Field   Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.20 months reserves

300932288	887b1439-d1e9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		11/21/2018: A CDA provided reflecting a value of $XXXXXXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.86% Years in Field Borrower has 10 years in Field   Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.20 months reserves

300934898	7e87be5a-7400-44af-ab98-f75f49d5c9ae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home Loan Toolkit		Finding deemed non-material, loan will be graded a B for all agencies.
300996231	2a12e202-c5e9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
This finding is deemed non-material and rated a B.
Years on Job Borrower has 5 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.20%

300996231	8b06b552-e9f5-4d1c-ab32-e1c77c487f36	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		This finding is deemed non-material and rated a B.
Years on Job Borrower has 5 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.20%

300996231	e6d63bb7-4269-42c9-af85-25564c8114af	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the  taxes vs. the actual amount of $XXX.XX.  (IN ESCROW)  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

11/28/2018: Please rescind this condition. The amount used of $XXX.XX is correct as that is the amount of the tax minus the discount if they pay the tax by XX/XX/XXXX. See attached copy of the county websites payment information.

11/28/2018: Audit concurs with the Lender Rebuttal, and has determined that the discount tax amount is sufficient to base taxes. Final CD Estimated Taxes, Insurance and Assessments section is correct. Condition rescinded.

Years on Job Borrower has 5 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.20%

300952266	63b3be5f-525a-4a4d-bc5f-62c119cfc5c5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender and Broker Affiliated Business Disclosures. If the lender and the broker are not affiliated with any other businesses please provide an attestation stating such.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300952266	de8f7354-caf7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301006680	87aa1d8e-5cf3-44ab-8f39-3e0c865ad756	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
301006680	72598f53-7ff9-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301006680	abb07148-60f9-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score 4.0		12/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301011950	5ead5701-7a3b-480d-b9fd-b841aa0b5829	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $XXXX.XX .  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															12/03/2018: please see attached revised CD12/03/2018: please see attached revised CD	12/04/2018: Received explanation letter, air bill and post consummation CD correcting estimated escrows and PITI. Condition cleared. Loan will be rated a B.
301011950	be8f44ff-29d3-440d-ba1f-d25f858e76de	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match the actual calculated values for Estimated Total Monthly Payment.  The CD shows the payment amount as $X,XXXX.XX, included the amount is P&I, Estimated Escrow and Estimated Total, the calculated payment is Years X - XX.  The lender did not include the Estimated Insurance Escrow amount, the hazard insurance amount of $XXX.XX should be included in years X - XX.  Provided corrected CD, LOE, proof of delivery and re-open rescission, if applicable.
															12/03/2018: please see attached revised CD	12/04/2018: Received explanation letter, air bill and post consummation CD correcting estimated escrows and PITI. Condition cleared. Loan will be rated a B.
301066598	8947c359-6044-4c95-9fe0-cf7f054c21a4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301066598	1c7488fe-4f09-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301017525	ab3d87a6-aafc-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report for the borrower was not provided.	12/14/2018: Attached please find the credit report.	12/14/2018: Audit reviewed the Credit Report, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require require 0 months reserves, loan qualified with 11.90 months reserves. Years on Job Borrower has 8 years on the job.   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.84%.

301017525	f0fee5c9-53fd-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final CD belongs in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require require 0 months reserves, loan qualified with 11.90 months reserves. Years on Job Borrower has 8 years on the job.   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.84%.

301016445	c577f61c-b7fd-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 Years in Field Borrower has 8 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2 months reserves

301016445	e7a6bee4-b6fd-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 4.9.		12/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 Years in Field Borrower has 8 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2 months reserves

301025392	7cb23e64-b416-416b-85cd-be7054841b4a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 64 months payment history with no late payments reported Years in Field Borrower has 15 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.90 months reserves

301025392	454b50ac-df0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 64 months payment history with no late payments reported Years in Field Borrower has 15 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.90 months reserves

301029342	0ca911a9-9703-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of mortgage payment, taxes and insurance for property #4 on the final application not provided.	12/21; Please rescind this condition; The mortgage statement attached was sent in the initial upload;
12/27/2018:  Audit reviewed Lender’s rebuttal, original loan file and document provided which was in the original file.  Page 1 of the statement reflects escrow is for taxes and insurance.  Page 2 of the statement reflects allocation for taxes and insurance.  Condition rescinded.

Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with  9.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.50%

301029342	6b6ee8d2-9603-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with  9.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.50%

301029342	af293acd-8c03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.4.		12/20/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with  9.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 795 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.50%

300928018	65544979-bff8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Schedule C Business of XXXX tax return.  Per Appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
12/10/2018: LOX
12/10/2018: Audit reviewed the Letter of Explanation by the borrower, and has determined that the letter from the borrower stating no expenses were incurred in XXXX, therefore no Balance Sheet would be generated. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  38.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793 Years in Field Borrower has 34 years in Field

300928018	00419281-bff8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Schedule C Business of XXXX tax return.  Per Appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
12/10/2018: LOX
12/10/2018: Audit reviewed the Letter of Explanation by the borrower, and has determined that the letter from the borrower stating no expenses were incurred in XXXX, therefore no P&L would be generated. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  38.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793 Years in Field Borrower has 34 years in Field

300928018	3bc0ae13-a4f8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Documentation	Missing XXXXXXXX Anti-Predatory Compliance Certificate.	12/10/2018: cert
12/10/2018: Audit reviewed evidence of the XXXXXXXX Anti-Predatory Lending Database Program certificate of compliance, and has determined that documentation submitted is deemed acceptable. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  38.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793 Years in Field Borrower has 34 years in Field

300830536	87b2fd15-a478-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Closing Disclosure / CD Not in File
Missing copy of Funding CD.  The subject loan closed in a dry funding state.  Final settlement statement in file indicates a cash to close of $XXX,XXX.XX with a refund of $XXX.XX  vs the Final CD which reflects a cash to close of $XXX,XXX.XX with a discrepancy of $XXX.XX.  Provide copy of Funding CD and if applicable, copy of refund check, letter of explanation to the borrower and proof of delivery within 60 days of consummation.
06/28/2018: Received explanation letter and post consummation CD which matches settlement statement. Subject is in a dry state, refund check not required. Condition cleared. Loan will be rated a B.
300830536	275b5eeb-a378-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		6/25/2018 - CDA provided supporting appraised value
300934258	0463b4d3-37e8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided with a collateral risk score of 5.		12/03/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300928594	ad44d7a0-4ace-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed personal returns XXXX and XXXX not provided. Two years signed personal returns required in order for loan to be classified as a Qualified Mortgage. Additional conditions may apply.
10/17/2018: XXXXXX XXX does not required if we provide the transcripts which we did.
10/17/2018: Audit reviewed loan program, and has determined that AUS requirements have been met. Condition rescinded.10/17/2018: Audit reviewed the Lender Rebuttal, and has determined that the AUS requires SIGNED complete Federal individual tax returns for the most recent year. Tax Transcripts were provided for XXXX/XXXX and are acceptable in lieu of signed returns for Appendix Q requirements. HOWEVER, the AUS requires SIGNED complete Federal individual tax returns. Condition remains.

FICO is higher than guideline minimum Borrowers mid credit score 777 Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  24.20 months reserves Years Self Employed Borrower self-employed for 5 years

300928594	74f151f8-4ace-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns for XXXX and XXXX for borrowers business reflected on the final loan application not provided. Two years signed business returns required in order for loan to be classified as a Qualified Mortgage.  Additional conditions may apply.
10/17/2018: XXXXXXX XXX does not required if we provide the transcripts which we did.
10/17/2018: Audit reviewed loan program, and has determined that AUS requirements have been met. Condition rescinded.10/17/2018: Audit reviewed the Lender Rebuttal, and has determined that the AUS requires SIGNED complete Federal Business tax returns for the most recent year. Appendix Q requires signed copies of Federal business income tax returns for the last TWO years, with all applicable tax schedules. Business Returns provided were not signed. Condition remains.

FICO is higher than guideline minimum Borrowers mid credit score 777 Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  24.20 months reserves Years Self Employed Borrower self-employed for 5 years

300928594	de9dcfc2-4bce-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for borrowers Business #1 reflected on final loan application. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.  XXXX Balance Sheet is missing. Additional conditions may apply.
10/17/2018: per the findings in the file this does not appear to be required. Can we get this cleared?
10/17/2018: Audit reviewed loan program, and has determined that AUS requirements have been met. Condition rescinded.10/17/2018: Audit reviewed the Lender Rebuttal, and has determined that per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage. Loan does not meet QM. Condition remains.

FICO is higher than guideline minimum Borrowers mid credit score 777 Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  24.20 months reserves Years Self Employed Borrower self-employed for 5 years

300928594	2d740570-4cce-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for borrowers Business #1 reflected on final loan application. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.  XXXX Balance Sheet is missing. Additional conditions may apply.
10/17/2018: per the findings in the file this does not appear to be required. Can we get this cleared?
10/17/2018: Audit reviewed loan program, and has determined that AUS requirements have been met. Condition rescinded.10/17/2018: Audit reviewed the Lender Rebuttal, and has determined that per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage. Loan does not meet QM. Condition remains.

FICO is higher than guideline minimum Borrowers mid credit score 777 Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  24.20 months reserves Years Self Employed Borrower self-employed for 5 years

300928594	6a9f9b44-cdcc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA Report was not provided in the file with a collateral score of a 4.		10/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum Borrowers mid credit score 777 Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  24.20 months reserves Years Self Employed Borrower self-employed for 5 years

300928144	724a1ef7-d0cc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA report was not provided in the loan file.		10/24/2018: Review appraisal provided reflecting a value of $X,XXX,XXX which is a -5.7% variance. Variance within acceptable tolerance. Condition cleared.
Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731

300801601	583c103f-a187-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The Lender Fees paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.80% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  82.40 months reserves

300995158	eeccc185-7cfc-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/12/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301025420	70a9c9f4-84f2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal completion certificate (442)	Missing appraisal 442 completion cert		12/03/2018: Received satisfactory completion certificate verifying work has been completed. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759 Years on Job Borrower has 8 years on job Full Documentation Full documentation loan
301025420	f53c1966-4726-49ad-9168-50169e8357e1	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																12/03/2018: Received evidence borrower acknowledged initial closing disclosure. Timing requirement met. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759 Years on Job Borrower has 8 years on job Full Documentation Full documentation loan
301025420	995ef758-f6e7-46b5-a81f-b0f7ca70ec35	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The lender charge for an appraisal and did not add the fee to section B of the final Closing Disclosure. Provided re-disclosed CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759 Years on Job Borrower has 8 years on job Full Documentation Full documentation loan
301025420	9002120a-d331-4d06-acd4-46b0a37376b7	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact license ID of the Settlement Agent is missing.		12/03/2018: Received settlement statement, explanation letter and post consummation closing disclosure adding license number. Condition cleared. Loan will be rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759 Years on Job Borrower has 8 years on job Full Documentation Full documentation loan
301025420	b13eff70-69f2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The 1st Inst XX/XX Taxes listed in section H of the consummation CD should be listed in Section F.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759 Years on Job Borrower has 8 years on job Full Documentation Full documentation loan
300749616	48aca3c0-ff2d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Payoff Statement	Missing signed closure letter for second mortgage HELOC.	03/30/2018: HELOC Closure Authorization03/27/2018: HELOC Payoff / Closure
03/30/2018: Audit reviewed executed Line of Credit Payoff Request Form, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.03/27/2018: Audit reviewed the Payoff Statement Quote, and has determined that the document does not requests the closure and lien release of said HELOC account. Said document is only a Payoff Statement, it is not a HELOC closure letter. Provide executed HELOC closure letter requesting the closure and lien release of the account. Condition remains.

Reserves are higher than guideline minimum UW guidelines require 12 months reserve , loan qualified with 67  months reserves.  FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with 779 FICO score.  No Mortgage Lates UW Guidelines requires 0x30 in the most recent 24 months reporting, the loan qualfies with 25 months reporting on the credit report.

300749616	089d194c-2aa8-42a5-b922-72b53d6f0a97	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	3 day rescission period not provided
Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX.  The loan disbursed on XX/XX/XXXX - not giving the Borrower a full 3 days rescission.
															03/30/2018: PCCD and Final SS	03/30/2018: Audit reviewed Post Funding CD, and has determined that all dates were corrected and the borrowers were provided 3 days of rescission. Condition cleared.
Reserves are higher than guideline minimum UW guidelines require 12 months reserve , loan qualified with 67  months reserves.  FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with 779 FICO score.  No Mortgage Lates UW Guidelines requires 0x30 in the most recent 24 months reporting, the loan qualfies with 25 months reporting on the credit report.

300749616	114e3cb7-e02d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX  reflects a credit report fee of $XX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects a credit report fee of $XX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
03/30/2018: PCCD and Final SS
03/30/2018: Audit reviewed Post Funding CD, as well as Final ALTA Settlement Statement, and has determined that all documentation matches and is deemed acceptable. Evidence cures were provided with Disbursement to borrower was acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

Reserves are higher than guideline minimum UW guidelines require 12 months reserve , loan qualified with 67  months reserves.  FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with 779 FICO score.  No Mortgage Lates UW Guidelines requires 0x30 in the most recent 24 months reporting, the loan qualfies with 25 months reporting on the credit report.

300749616	fa005c4a-e02d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	Section F of the Final CD is missing the description of the insurance payee and property tax payee.		03/22/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW guidelines require 12 months reserve , loan qualified with 67  months reserves.  FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with 779 FICO score.  No Mortgage Lates UW Guidelines requires 0x30 in the most recent 24 months reporting, the loan qualfies with 25 months reporting on the credit report.